Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0001383414
Registrant Name	PENNANTPARK INVESTMENT CORP
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES